PGIM Jennison Small-Mid Cap Core Equity ETF Expense Example - PGIM Jennison Small-Mid Cap Core Equity ETF - No Share Class	Sep. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93